THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND
GROWTH FUND
JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%

	Shares	Value

COMMUNICATION SERVICES — 2.4%

Comcast, Cl A	62,310	$3,665,697

CONSUMER DISCRETIONARY — 8.5%

Home Depot	18,030	5,917,266

Target	27,440	7,163,212

		13,080,478

CONSUMER STAPLES — 3.9%

Coca-Cola	51,550	2,939,896

PepsiCo	19,290	3,027,566

		5,967,462

ENERGY — 2.9%

ConocoPhillips	41,630	2,333,778

Valero Energy	32,400	2,169,828

		4,503,606

FINANCIALS — 12.0%

American Financial Group	17,180	2,173,098

Arthur J Gallagher	21,804	3,037,515

BlackRock, Cl A	3,570	3,095,797

Hartford Financial Services Group	43,970	2,797,372

Morgan Stanley	40,200	3,858,396

T Rowe Price Group	17,040	3,478,886

		18,441,064

HEALTH CARE — 12.7%

AbbVie	29,870	3,473,881

Bristol-Myers Squibb	66,620	4,521,499

CVS Health	28,880	2,378,557

Humana	7,090	3,019,348

Quest Diagnostics	43,529	6,172,412

		19,565,697

INDUSTRIALS — 17.7%

3M	12,300	2,434,662

Caterpillar	17,910	3,702,892

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND
GROWTH FUND
JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued

Cintas	6,030	$2,376,905

IDEX	15,150	3,434,354

Illinois Tool Works	17,140	3,885,124

Timken	45,840	3,644,280

Trane Technologies PLC	16,210	3,300,518

Union Pacific	20,650	4,517,394

		27,296,129

INFORMATION TECHNOLOGY — 22.1%

Apple	65,180	9,507,155

Broadcom	13,140	6,378,156

Cisco Systems	59,680	3,304,482

Lam Research	6,020	3,837,208

Microsoft	38,878	11,076,731

		34,103,732

MATERIALS — 7.4%

BHP Billiton ADR	39,460	3,099,978

Celanese, Cl A	17,750	2,764,917

FMC	27,820	2,975,349

Newmont	42,070	2,642,837

		11,483,081

REAL ESTATE — 6.4%

Alexandria Real Estate Equities †	17,630	3,549,624

Douglas Emmett †	82,210	2,745,814

Sun Communities†	18,050	3,539,786

		9,835,224

TOTAL COMMON STOCK

(Cost $99,258,046)		147,942,170

TOTAL INVESTMENTS— 96.0%

(Cost $99,258,046)		$147,942,170

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND
GROWTH FUND
JULY 31, 2021 (Unaudited)

Percentages are based on Net Assets of $154,184,524.
†	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of July 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-002-1700

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